Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Compliance And Basis Of Presentation [Line Items]
Depreciation expense of property, plant and equipment		$ 111,507,897	$ 114,203,295	$ 130,397,533
Minimum proportion of ownership(in percentage)required to classify entity as associate		20.00%
IFRS 9 [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Charge to retained earnings, net of tax	$ 141,284	$ 141,284
IFRS 16 [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Non-current and current liabilities		$ 1,458,987
Bottom of Range
Statement Of Compliance And Basis Of Presentation [Line Items]
Current quantitative requirement for hedge effectiveness test		80.00%
Top of Range
Statement Of Compliance And Basis Of Presentation [Line Items]
Current quantitative requirement for hedge effectiveness test		125.00%
Fair value of assets acquired and liabilities assumed, measurement period		1 year